Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

Note 11 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. For the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021, there was income tax expense of approximately $438,000 and $0, respectively.

The income tax provision (benefit) consists of the following:

		For the Period from
		January 28, 2021
	For the Year Ended	(inception) through
	December 31, 2022	December 31, 2021
Current
Federal	$438,374	$—
State	—	—
Deferred
Federal	(539,887)	518,081
State	—
Valuation allowance	539,887	(518,081)
Income tax provision	$438,374	$—

The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$1,027,717	$487,830
Net operating loss carryforwards	—	30,251
Total deferred tax assets	1,027,717	518,081
Valuation allowance	(1,027,717)	(518,081)
Deferred tax asset, net of allowance	$—	$—

As of December 31, 2022 and 2021, the Company had $0 and $144,052, respectively, of U.S. federal operating loss carryovers that do not expire and are available to offset future taxable income. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $1,027,717and $518,081, respectively.

There were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties at December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021:

	December 31, 2022	December 31, 2021
Statutory Federal income tax rate	21.0%	21.0%
Offering Costs	0.0%	(0.7)%
Loss upon issuance of private placement warrants	0.0%	(88.1)%
Gain on settlement of deferred underwriting commissions	(0.8)%	0.0%
Change in fair value of warrant liabilities	(21.7)%	120.1%
Change in Valuation Allowance	10.8%	(52.3)%
Income tax provision	9.3%	0.0%